ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 4 – ACCRUED LIABILITIES

The Company has recorded accrued liabilities primarily consisting of consulting and professional fees, rent, payroll taxes and franchise taxes of $406,587 and $306,772 as of September 30, 2022 and December 31, 2021, respectively.